Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001080014
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	INNOVIVA, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-30319
Entity Tax Identification Number	94-3265960
Entity Address, Address Line One	1350 Old Bayshore Highway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	650
Local Phone Number	238-9600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	INVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false